REVENUES	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
REVENUES
NOTE 4:- REVENUES

Contract liabilities include advances from customers, which were presented separately in the Company's consolidated balance sheets as of December 31, 2021 and 2020.

The following table presents the significant changes in the advances from customers balance during the twelve months ended December 31, 2021:

	Year ended December 31,
	2021	2020

Balance, beginning of the period	$2,323	$1,563
New performance obligations	7,539	1,677
Reclassification to revenue as a result of satisfying performance obligation	(8,099)	(917)
Balance, end of the period	$1,763	$2,323

The Company’s unsatisfied performance obligations as of December 31, 2021 and the estimated revenue expected to be recognized in the future related to long-term fixed price contracts amounts to $930. The Company expects to recognize approximately 100% of this amount as revenues during the next 12 months. The Company elected to apply the optional exemption under ASC 606 not to disclose the remaining performance obligations that relate to contracts with an original expected duration of one year or less for which deferred revenues have not been recorded yet. For information regarding disaggregated revenues, please refer to Note 15.